Share Based Compensation and Benefit Plans - Narrative (Details) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	400
Shares issued on deferral basis, credited percentage of current value	90.00%
Share-based payment arrangement, nonvested award, cost not yet recognized, amount	$ 2,700
Share-based payment arrangement, nonvested award, cost not yet recognized, period for recognition	1 year 11 months 19 days
Defined contribution plan, employer matching contribution, percent of match	50.00%	50.00%	50.00%
Defined contribution plan, employer matching contribution, percent of employees' gross pay	8.00%	8.00%	8.00%
Maximum matching contribution, percent	6.00%	6.00%	6.00%
Employee stock ownership plan contributions	2.00%	2.00%	2.00%
401(k) and employee stock ownership plans, amount expensed	$ 3,300	$ 3,100	$ 2,900
Performance-based compensation expense	12,900	8,000	12,700
Health care and life insurance expense	7,100	7,200	6,200
Long-Term Incentive Plan
Share Based Compensation [Abstract]
Total compensation expense recognized	2,100	1,900	1,800
Tax benefit relating to compensation expense recognized	$ 400	$ 400	$ 400
Restricted Stock | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Vesting period	3 years	3 years	3 years
Performance Shares | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Vesting period	3 years	3 years
Non-Employee Directors
Share Based Compensation [Abstract]
Number of additional shares approved for grant (in shares)	100
Total compensation expense recognized	$ 200	$ 400	$ 400
Tax benefit relating to compensation expense recognized	$ 50	$ 80	$ 80
Executive Officer | Restricted Stock | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	90	80	60
Executive Officer | Performance Shares | Long-Term Incentive Plan
Share Based Compensation [Abstract]
Number of restricted stock units issued to executive officers (in shares)	20	20	20
Director
Share Based Compensation [Abstract]
Shares issues as retainer fees (in shares)	10	20	20